Warrants Liabilities (Details) - $ / shares						12 Months Ended
	Apr. 01, 2024	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022	Aug. 11, 2020	Dec. 31, 2024	Dec. 31, 2022
Warrants Liabilities [Line Items]
Warrants exercisable							575,000
Price per share (in Dollars per share)			$ 11.5	$ 11.5
Public warrants expire						5 years
Shares issued						236,687
Warrant purchase	13,426,246
Warrants purchase price (in Dollars per share)	$ 0.0764
Strike price (in Dollars per share)	$ 11.5
Class A Shares [Member]
Warrants Liabilities [Line Items]
Shares issued		75,000	100,000	400,000
SPAC [Member]
Warrants Liabilities [Line Items]
Warrants exercisable						11,295,000
Price per share (in Dollars per share)						$ 11.5
Public warrants						10,000,000
Class A Ordinary Shares [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)						$ 11.5
Shares issued							236,687
Public Warrants [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)						$ 11.5
Warrants [Member]
Warrants Liabilities [Line Items]
Price per share (in Dollars per share)		$ 11.5
Shares issued		24,393	58,448	153,846
Representative Warrants [Member]
Warrants Liabilities [Line Items]
Warrants exercisable					500,000
Price per share (in Dollars per share)					$ 12